Retirement and Deferred Compensation Plans - Expected Future Benefit Payment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 5
2015	5
2016	5
2017	5
2018	5
Years 2019-2023	30
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	1
2015	1
2016	2
2017	2
2018	2
Years 2019-2023	$ 16